Provisions - Other provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions	€ 337	€ 446
Other long-term employee benefits
Disclosure of other provisions [line items]
Other provisions	70	80
Self-insurance
Disclosure of other provisions [line items]
Other provisions	74	60
Non-income taxes / social security
Disclosure of other provisions [line items]
Other provisions	32	48
Rights of return
Disclosure of other provisions [line items]
Other provisions	34	44
Decommissioning costs
Disclosure of other provisions [line items]
Other provisions	34	37
Onerous contracts
Disclosure of other provisions [line items]
Other provisions	36	66
Remaining
Disclosure of other provisions [line items]
Other provisions	€ 57	€ 111